Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ (352)	$ (477)
Reclamation costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	43	13
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	56	109
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	37	20
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(11)	(5)
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(527)	(630)
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 50	$ 16